UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-06477

Exact name of registrant as specified in charter:		SM&R INVESTMENTS, INC.

Address or principal executive offices:		2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:		Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:		1-800-231-4639

Date of fiscal year end:		8/31

Date of reporting period:		05/31/2005

Item 1. Schedule of Investments

SM&R ALGER TECHNOLOGY FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

COMMON STOCK				Shares		Value

COMMERCIAL SERVICES & SUPPLIES --		2.04%
Monster Worldwide Inc.*				800		$ 21,104

COMMUNICATIONS --		4.35%
Nextel Partners, Inc. (Class A) *				1,550		36,813
Research In Motion Ltd. *				100		8,282
						45,095
COMMUNICATIONS EQUIPMENT --		8.61%
Arris Group Inc. *				3,250		28,145
Cisco Systems, Inc. *				1,075		20,833
Corning Inc. *				1,000		15,680
Nokia Oyj ADR				900		15,174
QUALCOMM Inc.				250		9,315
						89,147
COMPUTER RELATED & BUSINESS SERVICES --		9.55%
Apple Computer, Inc. *				1,100		43,681
PalmOne, Inc. *				1,150		32,683
Western Digital Corp. *				1,500		22,515
						98,879
COMPUTER SOFTWARE --		6.58%
Hyperion Solutions Corp. *				250		11,032
NAVTEQ Corp. *				300		11,445
Symantec Corp. *				1,150		26,002
TIBCO Software Inc. *				3,100		19,654
						68,133
COMPUTERS & PERIPHERALS --		2.08%
Applied Films Corp. *				800		21,520

ELECTRICAL EQUIPMENT --		3.01%
Hydrogenics Corp. *				3,500		12,250
Plug Power Inc. *				3,050		18,971
						31,221
ELECTRONIC EQUIPMENT & INSTRUMENTS --		6.09%
Evergreen Solar, Inc. *				4,000		20,200
Flextronics International Ltd. *				2,600		33,228
Mechanical Technology Inc. *				2,700		9,639
						63,067
INFORMATION TECHNOLOGY SERVICES --		1.00%
Global Payments Inc.				150		10,395

INTERNET & CATALOG RETAIL --		6.99%
eBay Inc. *				870		33,069
Netflix Inc. *				2,750		39,297
						72,366
INTERNET SOFTWARE & SERVICES --		7.57%
aQuantive, Inc. *				1,050		16,160
Netease.com Inc. ADR *				600		30,972
Yahoo! Inc. *				840		31,248
						78,380
LEISURE EQUIPMENT & SERVICES --		1.96%
Shanda Interactive Entertainment Ltd.. *				550		20,267

MEDIA --		12.17%
Gemstar-TV Guide International, Inc. *				6,200		21,080
Harris Interactive Inc. *				4,400		21,692
Sirius Satellite Radio Inc. *				7,400		44,696
XM Satellite Radio Holdings Inc. (Class A) *				1,200		38,532
						126,000
SEMICONDUCTORS --		11.26%
Cypress Semiconductor Corp. *				1,600		20,688
Intel Corp.				1,150		30,969
Microsemi Corp. *				1,050		21,662
National Semiconductor Corp.				1,050		21,126
Xilinx, Inc.				800		22,200
						116,645
SEMICONDUCTORS CAPITAL EQUIPMENT --		1.64%
SiRF Technology Holdings, Inc. *				1,200		16,992

SOFTWARE --		8.31%
Microsoft Corp.				1,670		43,086
Oracle Corp. *				3,350		42,947
						86,033

			TOTAL COMMON STOCK --	93.21%
				(Cost $890,232)		965,244

MONEY MARKET FUNDS

SM&R Money Market Fund, 2.49% (a)				63,828		63,828

			TOTAL MONEY MARKET FUNDS --	6.16%
				(Cost $63,828)		63,828

			TOTAL INVESTMENTS --	99.37%
				(Cost $954,060)		1,029,072

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.63%		6,570

			NET ASSETS --	100.00%		$ 1,035,642

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER AGGRESSIVE GROWTH FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

COMMON STOCK				Shares		Value

AEROSPACE & DEFENSE --		2.43%
General Dynamics Corp.				200		$ 21,596
United Technologies Corp.				250		26,675
						48,271
AIR FREIGHT & LOGISTICS --		2.57%
FedEx Corp.				200		17,884
UTI Worldwide, Inc.				450		33,187
						51,071
BEVERAGES --		0.71%
PepsiCo, Inc.				250		14,075

BIOTECHNOLOGY --		5.27%
Affymetrix, Inc. *				150		8,024
Amgen Inc. *				400		25,032
Genentech, Inc. *				450		35,662
Gilead Sciences, Inc. *				700		28,560
Serologicals Corp. *				350		7,521
						104,799
CAPITAL MARKETS --		0.37%
Ameritrade Holding Corp. *				500		7,430

CHEMICALS --		0.40%
Lubrizol Corp.				200		7,874

COMMERCIAL BANKS --		0.61%
Wells Fargo & Co.				200		12,082

COMMUNICATIONS --		1.01%
Nextel Partners, Inc. (Class A) *				850		20,187

COMMUNICATIONS EQUIPMENT --		2.89%
Arris Group Inc. *				600		5,196
Brocade Communications Systems, Inc. *				1,150		4,496
Nokia Oyj ADR				1,950		32,877
QUALCOMM Inc.				400		14,904
						57,473
COMPUTER RELATED & BUSINESS SERVICES --		2.49%
Apple Computer, Inc. *				650		25,812
EMC Corp. *				750		10,545
MEMC Electronic Materials, Inc. *				200		2,740
Western Digital Corp. *				700		10,507
						49,604
COMPUTER SOFTWARE --		3.26%
MicroStrategy Inc. (Class A) *				50		2,785
NAVTEQ Corp. *				1,400		53,410
VeriFone Holdings, Inc. *				675		8,741
						64,936
CONSUMER FINANCE --		0.86%
Capital One Financial Corp.				50		3,770
First Marblehead Corp. (The)*				300		13,395
						17,165
CONSUMER PRODUCTS --		1.33%
Gillette Co.				500		26,370

DIVERSIFIED FINANCIAL SERVICES --		2.44%
Citigroup Inc.				450		21,200
Lehman Brothers Holdings Inc.				150		13,830
Merrill Lynch & Co., Inc.				250		13,565
						48,595
ENERGY & ENERGY SERVICES --		1.29%
Patterson-UTI Energy, Inc.				450		11,920
Schlumberger Ltd.				200		13,674
						25,594
ENERGY EQUIPMENT & SERVICES --		2.26%
National-Oilwell, Inc. *				1,000		45,000

FOOD & STAPLES RETAILING --		0.54%
Performance Food Group Co. *				400		10,824

HEALTH CARE ADMINISTRATIVE SERVICES --		0.20%
McKesson Corp.				100		4,027

HEALTH CARE EQUIPMENT & SUPPLIES --		1.66%
Beckman Coulter, Inc.				300		21,018
St. Jude Medical, Inc. *				300		12,036
						33,054
HEALTH CARE PROVIDERS & SERVICES --		6.12%
AMERIGROUP Corp. *				250		9,810
AmerisourceBergen Corp.				200		12,914
Caremark Rx, Inc. *				400		17,864
Community Health Systems Inc. *				400		14,548
HCA, Inc.				400		21,600
PacifiCare Health Systems, Inc. *				350		21,991
UnitedHealth Group Inc.				200		9,716
WellPoint Inc. *				100		13,300
						121,743
HOUSEHOLD PRODUCTS --		1.11%
Proctor & Gamble Co.				400		22,060

INDUSTRIAL CONGLOMERATES --		2.97%
General Electric Co.				750		27,360
Tyco International Ltd.				1,100		31,823
						59,183
INSURANCE --		3.44%
CIGNA Corp.				200		19,450
Genworth Financial Inc. (Class A)				1,100		31,889
St. Paul Travelers Companies, Inc. (The)				450		17,046
						68,385
INTERNET SOFTWARE & SERVICES --		9.12%
Google Inc. (Class A) *				350		97,440
Netease.com Inc. ADR *				400		20,648
Yahoo! Inc. *				1,700		63,240
						181,328
LEISURE EQUIPMENT & SERVICES --		1.85%
Shanda Interactive Entertainment Ltd *				1,000		36,850

MEDIA --		3.36%
Entercom Communications Corp. *				300		9,960
News Corp. (Class A)				1,800		29,034
Time Warner Inc. *				1,600		27,840
						66,834
METALS & MINING --		1.80%
Alpha Natural Resources, Inc. *				200		4,780
Peabody Energy Corp.				650		31,031
						35,811
MULTI-LINE RETAIL --		1.46%
Kohl's Corp. *				200		9,738
Neiman Marcus Group, Inc. (The)				200		19,310
						29,048
OIL & GAS --		0.91%
BP PLC ADR				300		18,060

PERSONAL CARE --		0.20%
Bausch & Lomb Inc.				50		3,905

PHARMACEUTICALS --		10.37%
Celgene Corp. *				200		8,468
Eli Lilly Co.				250		14,575
IVAX Corp. *				1,150		22,597
Johnson & Johnson				650		43,615
MGI Pharma, Inc. *				150		3,480
Novartis AG ADR				450		21,973
Pfizer, Inc.				1,310		36,549
Sanofi-Aventis ADR				450		20,250
Schering-Plough Corp.				1,000		19,500
Sepracor Inc. *				250		15,190
						206,197
RESTAURANTS & LODGING --		1.64%
Hilton Hotels Corp.				1,350		32,711

RETAILING --		2.90%
CVS Corp.				1,050		57,593

SEMICONDUCTOR EQUIPMENT & PRODUCTS --		2.10%
ATI Technologies Inc. *				550		8,289
Broadcom Corp. (Class A) *				300		10,647
Skyworks Solutions, Inc. *				3,600		22,788
						41,724
SEMICONDUCTORS --		2.49%
Intel Corp.				1,000		26,930
Marvell Technology Group Ltd. *				550		22,528
						49,458
SOFTWARE --		3.78%
Intuit Inc. *				250		10,805
Microsoft Corp.				1,250		32,250
Oracle Corp. *				2,500		32,050
						75,105
SPECIALTY RETAIL --		2.03%
Abercrombie & Fitch Co. (Class A)				50		2,867
Bed Bath & Beyond Inc. *				500		20,325
Lowe's Companies, Inc.				300		17,163
						40,355
TEXTILES, APPAREL & LUXURY GOODS --		0.88%
Coach, Inc. *				600		17,424

TRANSPORTATION --		0.99%
Burlington Northern Santa Fe Corp.				400		19,768

WIRELESS TELECOMMUNICATION SERVICES --		0.48%
SpectraSite, Inc. *				150		9,577

			TOTAL COMMON STOCK --	92.59%
				(Cost $1,647,056)		1,841,550
MONEY MARKET FUNDS

SM&R Money Market Fund, 2.49% (a)				155,943		155,943

			TOTAL MONEY MARKET FUNDS --	7.84%
				(Cost $155,943)		155,943

			TOTAL INVESTMENTS --	100.43%
				(Cost $1,802,999)		1,997,493

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.43)%		(8,463)

			NET ASSETS --	100.00%		$ 1,989,030

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER SMALL-CAP FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

COMMON STOCK				Shares		Value

AEROSPACE --		1.11%
BE Aerospace, Inc. *				1,400		$ 20,258

AEROSPACE & DEFENSE --		2.32%
Esterline Technologies Corp. *				650		25,285
SI International Inc. *				600		17,010
						42,295
AIRLINES --		0.86%
AirTran Holdings, Inc. *				1,600		15,616

BIOTECHNOLOGY --		5.11%
Encysive Pharmaceuticals Inc. *				1,250		12,750
Pharmion Corp. *				350		7,115
Protein Design Labs, Inc. *				650		12,415
Rigel Pharmaceuticals, Inc. *				750		13,418
Serologicals Corp. *				100		2,149
Theravance, Inc. *				800		14,072
Vertex Pharmaceuticals Inc. *				950		13,224
Vicuron Pharmaceuticals Inc. *				1,100		18,128
						93,271
CAPITAL MARKETS --		1.77%
Affiliated Managers Group, Inc. *				350		23,345
Greenhill & Co., Inc.				250		8,920
						32,265
CHEMICALS --		1.85%
Lubrizol Corp.				550		21,653
Westlake Chemical Corp.				500		11,990
						33,643
COMMERCIAL BANKS --		1.79%
Boston Private Financial Holdings, Inc.				850		20,808
East West Bancorp, Inc.				350		11,774
						32,582
COMMERCIAL SERVICES & SUPPLIES --		3.99%
CoStar Group Inc. *				500		20,090
FTI Consulting, Inc. *				950		20,890
Gevity HR, Inc.				1,050		18,008
Universal Technical Institute Inc. *				450		13,748
						72,736
COMMUNICATIONS EQUIPMENT --		2.84%
Arris Group Inc. *				2,350		20,351
NETGEAR, Inc. *				650		12,785
Powerwave Technologies, Inc. *				2,050		18,717
						51,853
COMPUTER RELATED & BUSINESS SERVICES --		1.16%
Silicon Image, Inc. *				1,800		21,132

COMPUTER SERVICES --		0.83%
Open Solutions Inc. *				850		15,087

COMPUTER SOFTWARE --		2.88%
Hyperion Solutions Corp. *				400		17,652
MicroStrategy Inc. (Class A) *				300		16,710
VeriFone Holdings, Inc. *				1,400		18,130
						52,492
COMPUTERS & PERIPHERALS --		3.03%
Applied Films Corp. *				650		17,485
Avid Technology, Inc. *				350		20,524
Maxtor Corp. *				3,150		17,293
						55,302
DIVERSIFIED FINANCIALS --		1.05%
National Financial Partners Corp.				500		19,120

ELECTRICAL EQUIPMENT --		0.58%
Roper Industries, Inc.				150		10,485

ENERGY & ENERGY SERVICES --		1.17%
Grey Wolf, Inc. *				3,250		21,353

ENERGY EQUIPMENT & SERVICES --		4.26%
Hornbeck Offshore Services, Inc. *				800		19,720
Lone Star Technologies, Inc. *				550		22,797
Pioneer Drilling Co. *				1,100		15,389
Todco (Class A) *				871		19,850
						77,756
FINANCIAL SERVICES --		1.07%
GFI Group Inc. *				700		19,530

FOOD PRODUCTS --		0.73%
Ralcorp Holdings, Inc. *				350		13,349

FOOD & STAPLES RETAILING --		0.96%
Performance Food Group Co. *				650		17,589

FREIGHT --		1.20%
Landstar System, Inc. *				650		21,931

HEALTH CARE EQUIPMENT & SUPPLIES --		3.59%
Illumina, Inc. *				850		8,925
Immucor, Inc. *				712		23,852
Intuitive Surgical, Inc. *				400		19,800
Sybron Dental Specialties, Inc. *				350		12,974
						65,551
HEALTH CARE PROVIDERS & SERVICES --		8.79%
Cerner Corp. *				400		26,140
Psychiatric Solutions, Inc. *				550		22,522
Sierra Health Services, Inc. *				350		23,124
Sunrise Senior Living, Inc. *				400		20,860
Symbion, Inc. *				1,050		24,780
VCA Antech, Inc. *				750		18,570
WellCare Health Plans Inc. *				700		24,290
						160,286
HOTELS, RESTAURANTS & LEISURE --		2.42%
Applebee's International, Inc.				810		22,089
Red Robin Gourmet Burgers Inc. *				400		21,952
						44,041
INFORMATION TECHNOLOGY SERVICES --		2.05%
Global Payments Inc.				300		20,790
Kanbay International Inc. *				800		16,608
						37,398
INSURANCE --		0.85%
Ohio Casualty Corp.				650		15,535

INSURANCE, AGENTS, BROKERS, & SERVICES --		1.00%
Platinum Underwriters Holdings, Ltd.				600		18,240

INTERNET SOFTWARE & SERVICES --		4.11%
aQuantive, Inc. *				1,600		24,624
Arbinet Holdings, Inc. *				600		7,776
Netease.com Inc. *				300		15,486
Openwave Systems Inc. *				916		14,244
ValueClick, Inc. *				1,200		12,864
						74,994
LEISURE EQUIPMENT & SERVICES --		1.25%
LIFE TIME FITNESS, Inc. *				800		22,784

MACHINERY --		4.07%
Actuant Corp. (Class A) *				500		22,500
Gardner Denver Inc. *				550		21,092
Joy Global Inc.				350		13,139
Watts Water Technologies, Inc. (Class A)				500		17,415
						74,146
MEDIA --		3.95%
Harris Interactive Inc. *				3,100		15,283
Media General, Inc. (Class A)				375		22,913
Spanish Broadcasting System, Inc. (Class A) *				2,100		18,165
World Wresting Entertainment, Inc.				1,450		15,718
						72,079
MEDICAL TECHNOLOGY --		0.74%
Syneron Medical Ltd. *				400		13,488

METALS & MINING --		1.79%
Alpha Natural Resources, Inc. *				750		17,925
Cleveland-Cliffs Inc.				250		14,657
						32,582
MULTI-LINE RETAIL --		0.40%
Retail Ventures, Inc. *				650		7,326

OIL & GAS --		2.01%
Goodrich Petroleum Corp. *				50		886
Range Resources Corp.				950		21,945
Whiting Petroleum Corp. *				400		13,832
						36,663
PHARMACEUTICALS --		1.62%
Impax Laboratories, Inc. *				950		15,580
MGI Pharma, Inc. *				600		13,920
						29,500
RETAILING --		1.58%
A.C. Moore Arts & Crafts, Inc. *				300		8,928
Guitar Center, Inc. *				350		19,947
						28,875
SEMICONDUCTOR EQUIPMENT & PRODUCTS --		0.93%
FormFactor Inc. *				650		16,913

SEMICONDUCTORS --		3.08%
ATMI, Inc. *				650		18,265
Microsemi Corp. *				950		19,599
Semtech Corp. *				1,000		18,240
						56,104
SEMICONDUCTORS CAPITAL EQUIPMENT --		1.83%
Sigmatel Inc. *				400		9,056
SiRF Technology Holdings, Inc. *				1,720		24,355
						33,411
SOFTWARE --		1.54%
Fair Isaac Corp.				435		14,899
Quest Software, Inc. *				1,000		13,225
						28,124
SPECIALTY RETAIL --		2.82%
Ann Taylor Stores Corp. *				750		19,320
Pacific Sunwear of California, Inc. *				450		9,450
PETCO Animal Supplies, Inc. *				750		22,568
						51,338
WIRELESS TELECOMMUNICATION SERVICES --		1.73%
Inphonic, Inc. *				800		11,816
UbiquiTel Inc. *				2,850		19,722
						31,538

			TOTAL COMMON STOCK --	92.71%
				(Cost $1,508,009)		1,690,561
MONEY MARKET FUNDS

SM&R Money Market Fund, 2.49% (a)				131,714		131,714

			TOTAL MONEY MARKET FUNDS --	7.22%
				(Cost $131,714)		131,714

			TOTAL INVESTMENTS --	99.93%
				(Cost $1,639,723)		1,822,275

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.07%		1,322

			NET ASSETS --	100.00%		$ 1,823,597

ABBREVIATIONS
* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R ALGER GROWTH FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

COMMON STOCK				Shares		Value

AEROSPACE & DEFENSE --		2.76%
Boeing Co.				550		$ 35,145
General Dynamics Corp.				400		43,192
						78,337
AIR FREIGHT & LOGISTICS --		1.57%
FedEx Corp.				500		44,710

BEVERAGES --		1.39%
PepsiCo, Inc.				700		39,410

BIOTECHNOLOGY --		3.77%
Amgen Inc. *				700		43,806
Genentech, Inc. *				800		63,400
						107,206
BUILDING & CONSTRUCTION --		1.48%
Pulte Homes, Inc.				550		42,047

CHEMICALS --		1.35%
Dow Chemical Co.				850		38,497

COMMUNICATIONS --		2.67%
Nextel Partners, Inc. (Class A) *				900		21,375
Sprint Corp.				2,300		54,487
						75,862
COMMUNICATIONS EQUIPMENT --		2.29%
Nokia Oyj ADR				1,650		27,819
QUALCOMM Inc.				1,000		37,260
						65,079
COMPUTER RELATED & BUSINESS SERVICES --		3.49%
Apple Computer, Inc. *				1,700		67,507
EMC Corp. *				2,250		31,635
						99,142
COMPUTER SOFTWARE --		1.01%
NAVTEQ Corp. *				750		28,612

CONSUMER PRODUCTS --		2.46%
Eastman Kodak Co.				1,050		27,594
Gillette Co.				800		42,192
						69,786
DIVERSIFIED FINANCIALS --		3.91%
Franklin Resources, Inc.				750		54,105
Merrill Lynch & Co., Inc.				1,050		56,973
						111,078
ELECTRIC UTILITIES --		0.76%
Entergy Corp.				300		21,549

ELECTRICAL EQUIPMENT --		0.99%
Rockwell Automation, Inc.				550		28,254

ENERGY & ENERGY SERVICES --		0.49%
Suncor Energy, Inc.				350		13,786

ENERGY EQUIPMENT & SERVICES --		2.92%
National-Oilwell, Inc. *				900		40,500
Transocean Inc. *				850		42,339
						82,839
FOOD & STAPLES RETAILING --		1.66%
Wal-Mart Stores, Inc.				1,000		47,230

HEALTH CARE --		1.02%
Humana Inc. *				800		29,088

HEALTH CARE EQUIPMENT & SUPPLIES --		2.76%
Baxter International Inc.				550		20,295
Medtronic, Inc.				800		43,000
Varian Medical Systems, Inc. *				400		15,044
						78,339
HEALTH CARE PROVIDERS & SERVICES --		6.59%
Caremark Rx, Inc. *				700		31,262
HCA, Inc.				1,100		59,400
Health Management Associates, Inc.				1,650		41,613
PacifiCare Health Systems, Inc, *				450		28,273
WellPoint Inc. *				200		26,600
						187,148
HOTELS, RESTAURANTS & LEISURE --		2.51%
Harrah's Entertainment, Inc.				600		43,086
Yum! Brands, Inc.				550		28,210
						71,296
INDUSTRIAL CONGLOMERATES --		1.12%
Tyco International Ltd.				1,100		31,823

INSURANCE --		4.80%
American International Group, Inc.				350		19,443
CIGNA Corp.				500		48,625
Genworth Financial Inc. (Class A)				1,050		30,439
St. Paul Travelers Companies, Inc. (The)				1,000		37,880
						136,387
INTERNET & CATALOG RETAIL --		2.78%
eBay Inc. *				1,550		58,916
Netflix Inc. *				1,400		20,006
						78,922
INTERNET SOFTWARE & SERVICES --		3.92%
Google Inc. (Class A) *				200		55,680
Yahoo! Inc. *				1,500		55,800
						111,480
MACHINERY --		1.82%
Caterpillar Inc.				550		51,760

MEDIA --		4.77%
News Corp. (Class A)				2,650		42,744
Viacom Inc. (Class B)				400		13,716
Walt Disney Co. (The)				1,300		35,672
XM Satellite Radio Holdings Inc. (Class A) *				1,350		43,348
						135,480
METALS & MINING --		1.26%
Peabody Energy Corp.				750		35,805

MULTI-LINE RETAIL --		1.91%
Federated Department Stores, Inc.				400		26,980
J.C. Penney Co., Inc				550		27,368
						54,348
OIL & GAS --		4.46%
Enterprise Products Partners L.P.				250		6,425
Exxon Mobil Corp.				1,050		59,010
Sasol Ltd. ADR				1,100		27,280
Williams Companies, Inc.				1,850		34,059
						126,774
PERSONAL PRODUCTS --		0.98%
Avon Products, Inc.				700		27,818

PHARMACEUTICALS --		8.42%
Johnson & Johnson				700		46,970
Novartis AG ADR				550		26,856
Pfizer, Inc.				1,250		34,875
Sanofi-Aventis ADR				900		40,500
Schering-Plough Corp.				2,600		50,700
Wyeth				900		39,033
						238,934
RESTAURANTS & LODGING --		1.58%
Hilton Hotels Corp.				1,850		44,826

RETAILING --
CVS Corp.		2.35%		750		41,138
Saks Inc. *				1,500		25,710
						66,848
SEMICONDUCTORS --		3.27%
Intel Corp.				2,150		57,900
Linear Technology Corp.				750		28,102
National Semiconductor Corp.				350		7,042
						93,044
SOFTWARE --		3.82%
Electronic Arts Inc. *				250		13,135
Microsoft Corp.				2,160		55,728
Oracle Corp. *				3,100		39,742
						108,605
SPECIALTY RETAIL --		1.41%
Lowe's Companies, Inc.				700		40,047

TEXTILES, APPAREL & LUXURY GOODS --		0.77%
Coach, Inc. *				750		21,780

TOBACCO --		0.47%
Altria Group, Inc.				200		13,428

			TOTAL COMMON STOCK --	97.76%
				(Cost $2,610,402)		2,777,404
MONEY MARKET FUNDS
SM&R Money Market Fund, 2.49% (a)				75,663		75,663

			TOTAL MONEY MARKET FUNDS --	2.66%
				(Cost $75,663)		75,663

			TOTAL INVESTMENTS --	100.42%
				(Cost $2,686,065)		2,853,067

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.42)%		(11,809)

			NET ASSETS --	100.00%		$ 2,841,258

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R GROWTH FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

COMMON STOCK				Shares		Value

AEROSPACE & DEFENSE --		3.17%
Boeing Co.				28,000		$ 1,789,200
Goodrich Corp.				17,300		724,178
Honeywell International Inc.				29,100		1,054,293
						3,567,671
BANKS --		7.94%
Bank of America Corp.				60,000		2,779,200
PNC Financial Services Group, Inc.				30,000		1,639,500
U.S. Bancorp				54,085		1,586,313
Wachovia Corp.				21,300		1,080,975
Washington Mutual, Inc.				13,400		553,420
Wells Fargo & Co.				21,400		1,292,774
						8,932,182
BEVERAGES --		3.15%
Anheuser-Busch Companies, Inc.				19,000		890,150
Coca-Cola Co. (The)				34,300		1,530,809
PepsiCo, Inc.				20,000		1,126,000
						3,546,959
BIOTECHNOLOGY --		1.98%
Amgen Inc. *				17,900		1,120,182
Genentech, Inc. *				14,000		1,109,500
						2,229,682
BUILDING PRODUCTS --		0.89%
American Standard Companies Inc.				23,400		1,001,520

CHEMICALS --		1.44%
Dow Chemical Co.				15,500		701,995
E.I. du Pont de Nemours and Co.				11,200		520,912
PPG Industries, Inc.				6,000		392,340
						1,615,247
COMMERCIAL SERVICES & SUPPLIES --		0.86%
ServiceMaster Co. (The)				32,500		422,500
Waste Management, Inc.				18,600		548,514
						971,014
COMMUNICATIONS EQUIPMENT --		2.44%
Cisco Systems, Inc. *				84,500		1,637,610
Motorola, Inc.				30,900		536,733
Nokia Oyj ADR				34,100		574,926
						2,749,269
COMPUTERS & PERIPHERALS --		4.03%
Dell Inc. *				31,700		1,264,513
EMC Corp. *				61,500		864,690
Hewlett-Packard Co.				37,000		832,870
International Business Machines Corp.				18,400		1,390,120
Sun Microsystems, Inc. *				48,100		183,261
						4,535,454
CONSTRUCTION & ENGINEERING --		0.36%
Cemex S.A. de C.V. ADR				10,600		404,920

CONTAINERS & PACKAGING --		0.58%
Sealed Air Corp. *				12,500		647,375

DIVERSIFIED FINANCIALS --		6.90%
American Express Co.				15,500		834,675
Citigroup Inc.				74,100		3,490,851
Goldman Sachs Group, Inc. (The)				5,000		487,500
JPMorgan Chase & Co.				55,500		1,984,125
Morgan Stanley				19,700		964,512
						7,761,663
DIVERSIFIED TELECOMMUNICATION SERVICES --		2.73%
ALLTEL Corp.				14,400		837,648
BellSouth Corp.				21,800		583,368
SBC Communications Inc.				23,000		537,740
Sprint Corp.				22,600		535,394
Verizon Communications Inc.				16,400		580,232
						3,074,382
ELECTRIC UTILITIES --		2.12%
Ameren Corp.				11,100		605,838
Dominion Resources, Inc.				3,800		267,178
Exelon Corp.				9,100		426,335
Southern Co. (The)				19,200		651,840
Wisconsin Energy Corp.				12,100		439,230
						2,390,421
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.21%
Agilent Technologies, Inc. *				4,800		115,248
Jabil Circuit, Inc. *				4,000		116,920
						232,168
ENERGY EQUIPMENT & SERVICES --		0.66%
Schlumberger Ltd..				6,600		451,242
Weatherford International Ltd. *				5,600		294,392
						745,634
FOOD PRODUCTS --		2.06%
ConAgra Foods, Inc.				43,800		1,145,370
McCormick & Co., Inc.				19,700		666,648
Sensient Technologies Corp.				25,000		508,750
						2,320,768
FOOD & DRUG RETAILING --		3.33%
SUPERVALU Inc.				27,800		910,728
Wal-Mart Stores, Inc.				60,000		2,833,800
						3,744,528
GAS UTILITIES --		0.93%
El Paso Corp.				30,400		314,336
Kinder Morgan, Inc.				4,800		373,008
Sempra Energy				9,200		364,964
						1,052,308
HEALTH CARE EQUIPMENT & SUPPLIES --		2.68%
Beckman Coulter, Inc.				22,500		1,576,350
Medtronic, Inc.				21,400		1,150,250
Zimmer Holdings, Inc. *				3,740		286,409
						3,013,009
HEALTH CARE PROVIDERS & SERVICES --		0.91%
McKesson Corp.				25,300		1,018,831

HOTELS, RESTAURANTS & LEISURE --		1.35%
Fairmont Hotels & Resorts Inc.				8,950		308,685
Starwood Hotels & Resorts Worldwide, Inc.				21,700		1,214,549
						1,523,234
HOUSEHOLD DURABLES --		1.16%
Newell Rubbermaid Inc.				19,100		435,289
Stanley Works (The)				19,600		874,356
						1,309,645
HOUSEHOLD PRODUCTS --		2.81%
Kimberly-Clark Corp.				14,800		952,084
Procter & Gamble Co.				40,000		2,206,000
						3,158,084
INDUSTRIAL CONGLOMERATES --		4.28%
3M Co.				10,400		797,160
General Electric Co.				110,200		4,020,096
						4,817,256
INSURANCE --		5.04%
Allstate Corp. (The)				12,300		715,860
American International Group, Inc.				29,260		1,625,393
Brown & Brown, Inc.				12,200		543,632
Marsh & McLennan Co., Inc.				18,000		522,720
Prudential Financial, Inc.				20,100		1,272,531
St. Paul Travelers Companies, Inc. (The)				26,137		990,070
						5,670,206
IT CONSULTING & SERVICES --		0.68%
First Data Corp.				13,800		522,054
SunGard Data Systems Inc. *				7,100		246,441
						768,495
MACHINERY --		1.85%
Danaher Corp.				12,200		672,586
Illinois Tool Works Inc.				8,300		700,769
Ingersoll-Rand Co. (Class A)				9,100		704,431
						2,077,786
MEDIA --		4.66%
Comcast Corp. (Special Class A) *				26,900		866,180
News Corp (Class A)				32,100		517,773
Omnicom Group Inc.				6,300		515,907
Time Warner Inc. *				48,600		845,640
Viacom Inc. (Class B)				19,200		658,368
Walt Disney Co. (The)				67,000		1,838,480
						5,242,348
METALS & MINING --		0.43%
Alcoa Inc.				17,900		485,090

MULTI-LINE RETAIL --		1.34%
J.C. Penney Co., Inc				11,600		577,216
Kohl's Corp. *				5,200		253,188
Target Corp.				12,600		676,620
						1,507,024
OFFICE ELECTRONICS --		0.12%
Xerox Corp. *				10,100		137,057

OIL & GAS --		7.12%
Anadarko Petroleum Corp.				5,300		401,210
BP PLC ADR				3,800		228,760
ChevronTexaco Corp.				28,600		1,538,108
Exxon Mobil Corp.				72,800		4,091,360
Kerr-McGee Corp.				2,323		171,577
Royal Dutch Petroleum Co., ADR				14,900		872,842
Unocal Corp.				12,500		712,375
						8,016,232
PAPER & FOREST PRODUCTS --		0.20%
International Paper Co.				6,900		222,249

PHARMACEUTICALS --		6.41%
Bristol-Myers Squibb Co.				17,400		441,264
Johnson & Johnson				38,500		2,583,350
Merck & Co., Inc.				26,700		866,148
Pfizer Inc.				88,040		2,456,316
Watson Pharmaceuticals, Inc. *				14,000		420,840
Wyeth				10,400		451,048
						7,218,966
SEMICONDUCTOR EQUIPMENT & PRODUCTS --		3.47%
Analog Devices, Inc.				3,900		144,612
Intel Corp.				73,400		1,976,662
KLA-Tencor Corp.				2,900		131,689
Linear Technology Corp.				15,200		569,544
Maxim Integrated Products, Inc.				3,400		133,960
Texas Instruments Inc.				31,100		859,604
Xilinx, Inc.				3,100		86,025
						3,902,096
SOFTWARE --		3.98%
Electronic Arts Inc. *				8,800		462,352
Intuit Inc. *				3,100		133,982
Microsoft Corp.				118,000		3,044,400
Oracle Corp. *				65,700		842,274
						4,483,008
SPECIALTY RETAIL --		2.67%
Bed Bath & Beyond Inc. *				13,900		565,035
Best Buy Co., Inc.				10,400		566,072
Home Depot, Inc. (The)				13,000		511,550
Limited Brands, Inc.				39,300		808,401
Lowe's Companies, Inc.				9,700		554,937
						3,005,995

WIRELESS TELECOMMUNICATION SERVICES --		0.24%
Nextel Communications, Inc. (Class A) *				9,000		271,620

			TOTAL COMMON STOCK --	97.18%
				(Cost $82,344,153)		109,371,396

MONEY MARKET FUNDS
SM&R Money Market Fund, 2.49% (a)				1,560		1,560

			TOTAL MONEY MARKET FUNDS --	0.00%
				(Cost $1,560)		1,560

COMMERCIAL PAPER				Face
				Amount
ELECTRIC UTILITIES --		0.21%
Empire District Electric Co., 3.15%, 06/01/05				$ 238,000		238,000

GAS --		2.17%
Consolidated Natural Gas, 3.08%, 06/02/05				2,440,000		2,439,791

HEALTH CARE EQUIPMENT & SUPPLIES --		0.29%
Baxter International, 3.05%, 06/03/05				325,000		324,945

			TOTAL COMMERCIAL PAPER --	2.67%
				(Cost $3,002,736)		3,002,736

			TOTAL INVESTMENTS --	99.85%
				(Cost $85,348,449)		112,375,692

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.15%		168,534

			NET ASSETS --	100.00%		$ 112,544,226

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Note to Schedule of Investments

(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R EQUITY INCOME FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

COMMON STOCK				Shares		Value

AEROSPACE & DEFENSE --		2.46%
Lockheed Martin Corp.				22,600		$ 1,466,514
Northrop Grumman Corp.				24,000		1,337,280
						2,803,794
BANKS --		8.48%
AmSouth Bancorporation				22,300		594,518
Bank of America Corp.				48,700		2,255,784
KeyCorp				17,100		560,196
PNC Financial Services Group, Inc.				33,400		1,825,310
U.S. Bancorp				67,500		1,979,775
Washington Mutual, Inc.				13,700		565,810
Wells Fargo & Co.				30,900		1,866,669
						9,648,062
BEVERAGES --		3.12%
Anheuser-Busch Companies, Inc.				18,500		866,725
Coca-Cola Co. (The)				25,700		1,146,991
PepsiCo, Inc.				27,200		1,531,360
						3,545,076
BIOTECHNOLOGY --		0.79%
Amgen Inc. *				14,400		901,152

BUILDING PRODUCTS --		0.93%
American Standard Companies Inc.				24,600		1,052,880

CHEMICALS --		1.67%
Dow Chemical Co.				20,100		910,329
E.I. du Pont de Nemours and Co.				11,100		516,261
PPG Industries, Inc.				7,200		470,808
						1,897,398
COMMERCIAL SERVICES & SUPPLIES --		1.00%
Banta Corp.				12,500		549,000
Waste Management, Inc.				19,900		586,851
						1,135,851
COMMUNICATIONS EQUIPMENT --		1.66%
Cisco Systems, Inc. *				67,100		1,300,398
Nokia Oyj ADR				35,000		590,100
						1,890,498
COMPUTERS & PERIPHERALS --		0.74%
International Business Machines Corp.				11,100		838,605

CONTAINERS & PACKAGING --		0.50%
Sealed Air Corp. *				11,100		574,869

DIVERSIFIED FINANCIALS --		5.70%
Allied Capital Corp.				20,500		562,725
Citigroup Inc.				68,400		3,222,324
JPMorgan Chase & Co.				41,050		1,467,537
Morgan Stanley				11,500		563,040
Principal Financial Group, Inc.				16,700		666,163
						6,481,789
DIVERSIFIED TELECOMMUNICATION SERVICES --		1.96%
ALLTEL Corp.				9,650		561,341
SBC Communications Inc.				23,500		549,430
Sprint Corp.				24,400		578,036
Verizon Communications Inc.				15,200		537,776
						2,226,583
ELECTRIC UTILITIES --		3.24%
Ameren Corp.				15,200		829,616
CenterPoint Energy, Inc.				25,600		313,856
Constellation Energy Group				26,300		1,405,735
Exelon Corp.				9,400		440,390
Southern Co. (The)				10,000		339,500
Wisconsin Energy Corp.				9,800		355,740
						3,684,837
ENERGY EQUIPMENT & SERVICES --		1.25%
Schlumberger Ltd.				11,400		779,418
Weatherford International Ltd. *				12,200		641,354
						1,420,772
FOOD PRODUCTS --		3.33%
ConAgra Foods, Inc.				40,000		1,046,000
H.J. Heinz Co.				19,000		691,030
McCormick & Co.				19,500		659,880
Sara Lee Corp.				47,300		959,717
Sensient Technologies Corp.				21,500		437,525
						3,794,152
FOOD & DRUG RETAILING --		2.34%
Wal-Mart Stores, Inc.				56,300		2,659,049

HEALTH CARE EQUIPMENT & SUPPLIES --		1.66%
Beckman Coulter, Inc.				22,800		1,597,368
Zimmer Holdings, Inc. *				3,760		287,941
						1,885,309
HEALTH CARE PROVIDERS & SERVICES --		0.50%
Health Management Associates, Inc. (Class A)				22,700		572,494

HOTELS, RESTAURANTS & LEISURE --		1.07%
Starwood Hotels & Resorts Worldwide, Inc.				21,800		1,220,146

HOUSEHOLD DURABLES --		1.61%
Newell Rubbermaid Inc.				17,800		405,662
Stanley Works (The)				17,900		798,519
Tupperware Corp.				27,600		623,760
						1,827,941
HOUSEHOLD PRODUCTS --		2.66%
Kimberly-Clark Corp.				13,600		874,888
Procter & Gamble Co.				39,000		2,150,850
						3,025,738
INDUSTRIAL CONGLOMERATES --		4.42%
3M Co.				10,200		781,830
General Electric Co.				116,250		4,240,800
						5,022,630
INSURANCE --		5.38%
Allstate Corp. (The)				12,600		733,320
American International Group, Inc.				33,100		1,838,705
Marsh & McLennan Co., Inc.				18,500		537,240
Prudential Financial, Inc.				34,400		2,177,864
St. Paul Travelers Companies, Inc. (The)				21,956		831,693
						6,118,822
MACHINERY --		2.49%
Danaher Corp.				25,000		1,378,250
Illinois Tool Works Inc.				8,600		726,098
Ingersoll-Rand Co. (Class A)				9,400		727,654
						2,832,002
MEDIA --		5.51%
Comcast Corp. (Special Class A ) *				20,000		632,800
Comcast Corp. (Class A ) *				16,800		540,960
News Corp (Class A)				33,000		532,290
Time Warner Inc. *				110,700		1,926,180
Viacom Inc. (Class B)				23,300		798,957
Walt Disney Co. (The)				66,900		1,835,736
						6,266,923
METALS & MINING --		0.44%
Alcoa Inc.				18,400		498,640

MULTI-LINE RETAIL --		0.75%
Kohl's Corp. *				5,400		262,926
Target Corp.				10,900		585,330
						848,256
OIL & GAS --		8.39%
Anadarko Petroleum Corp.				13,600		1,029,520
BP PLC ADR				17,510		1,054,102
ChevronTexaco Corp.				33,520		1,802,706
Enterprise Products Partner L.P.				10,700		274,990
Exxon Mobil Corp.				62,100		3,490,020
Kerr-McGee Corp.				4,711		347,954
Royal Dutch Petroleum Co. ADR				17,300		1,013,434
Unocal Corp.				9,400		535,706
						9,548,432
PAPER & FOREST PRODUCTS --		0.01%
Neenah Paper, Inc.				412		12,331

PHARMACEUTICALS --		8.80%
Allergan, Inc.				9,500		734,445
Bristol-Myers Squibb Co.				37,600		953,536
Johnson & Johnson				39,200		2,630,320
Merck & Co., Inc.				25,300		820,732
Pfizer Inc.				85,580		2,387,682
Watson Pharmaceuticals, Inc. *				27,000		811,620
Wyeth				38,600		1,674,082
						10,012,417
REAL ESTATE --		5.52%
Health Care Property Investors, Inc.				45,200		1,228,988
Plum Creek Timber Co., Inc.				41,500		1,454,575
Public Storage, Inc.				30,500		1,833,965
Weingarten Realty Investors				46,350		1,761,764
						6,279,292
SEMICONDUCTOR EQUIPMENT & PRODUCTS --		2.02%
Intel Corp.				67,300		1,812,389
Linear Technology Corp.				12,900		483,363
						2,295,752
SOFTWARE --		2.88%
Electronic Arts Inc. *				8,200		430,828
Microsoft Corp.				110,500		2,850,900
						3,281,728
SPECIALTY RETAIL --		2.57%
Best Buy Co., Inc.				10,700		582,401
Limited Brands, Inc.				46,900		964,733
Lowe's Companies, Inc.				13,000		743,730
Staples, Inc.				29,550		636,211
						2,927,075
TOBACCO --		1.81%
Altria Group, Inc.				14,700		986,958
Reynolds American Inc.				12,949		1,073,602
						2,060,560
WIRELESS TELECOMMUNICATION SERVICES --		0.52%
Nextel Communications, Inc. (Class A) *				19,500		588,510

			TOTAL COMMON STOCK --	98.18%
				(Cost $94,904,494)		111,680,365

MONEY MARKET FUNDS
SM&R Money Market Fund, 2.49% (a)				2,499		2,499

			TOTAL MONEY MARKET FUNDS --	0.00%
				(Cost $2,499)		2,499

COMMERCIAL PAPER				Face
				Amount
ELECTRIC UTILITIES --		0.84%
Empire District Electric Co., 3.15%, 06/01/05				$ 947,000		947,000

GAS --		0.68%
Consolidated Natural Gas, 3.08%, 06/02/05				775,000		774,934

HEALTH CARE EQUIPMENT & SUPPLIES --		0.40%
Baxter International, 3.05%, 06/03/05				455,000		454,923

			TOTAL COMMERCIAL PAPER --	1.92%
				(Cost $2,176,857)		2,176,857

			TOTAL INVESTMENTS --	100.10%
				(Cost $97,083,850)		113,859,721

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.10)%		(111,114)

			NET ASSETS --	100.00%		$ 113,748,607

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Note to Schedule of Investments

(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R BALANCED FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

COMMON STOCK				Shares		Value

AEROSPACE & DEFENSE --		0.78%
Goodrich Corp.				3,300		$ 138,138
Honeywell International Inc.				2,900		105,067
						243,205
AIR FREIGHT & COURIERS --		0.38%
United Parcel Service, Inc. (Class B)				1,600		117,840

BANKS --		5.08%
Bank of America Corp.				13,300		616,056
PNC Financial Services Group, Inc.				6,100		333,365
U.S. Bancorp				7,200		211,176
Wachovia Corp.				3,600		182,700
Wells Fargo & Co.				3,900		235,599
						1,578,896
BEVERAGES --		1.87%
Anheuser-Busch Companies, Inc.				3,100		145,235
Coca-Cola Co. (The)				6,000		267,780
PepsiCo, Inc.				3,000		168,900
						581,915
BIOTECHNOLOGY --		0.50%
Amgen Inc. *				2,500		156,450

BUILDING PRODUCTS --		0.62%
American Standard Companies Inc.				4,500		192,600

CHEMICALS --		1.01%
Dow Chemical Co.				3,100		140,399
E.I. du Pont de Nemours and Co.				1,900		88,369
PPG Industries, Inc.				1,300		85,007
						313,775
COMMERCIAL SERVICES & SUPPLIES --		1.33%
Banta Corp.				5,200		228,384
ServiceMaster Co. (The)				6,200		80,600
Waste Management, Inc.				3,500		103,215
						412,199
COMMUNICATIONS EQUIPMENT --		1.43%
Cisco Systems, Inc. *				11,700		226,746
Motorola, Inc.				6,200		107,694
Nokia Oyj ADR				6,500		109,590
						444,030
COMPUTERS & PERIPHERALS --		3.22%
Dell Inc. *				6,900		275,241
EMC Corp. *				20,100		282,606
Hewlett-Packard Co.				6,900		155,319
International Business Machines Corp.				3,800		287,090
						1,000,256
CONSTRUCTION & ENGINEERING --		0.25%
Cemex S.A. de C.V. ADR				2,000		76,400

CONTAINERS & PACKAGING --		0.40%
Sealed Air Corp. *				2,400		124,296

DIVERSIFIED FINANCIALS --		5.75%
American Express Co.				3,600		193,860
Citigroup Inc.				14,500		683,095
Federal Home Loan Mortgage Corp.				3,900		253,656
Goldman Sachs Group, Inc. (The)				1,000		97,500
JPMorgan Chase & Co.				4,092		146,289
Morgan Stanley				8,400		411,264
						1,785,664
DIVERSIFIED TELECOMMUNICATION SERVICES --		1.18%
ALLTEL Corp.				2,400		139,608
Sprint Corp.				5,700		135,033
Verizon Communications Inc.				2,580		91,280
						365,921
ELECTRIC UTILITIES --		2.18%
Ameren Corp.				3,000		163,740
CenterPoint Energy, Inc.				5,500		67,430
Constellation Energy Group				5,000		267,250
Exelon Corp.				1,400		65,590
Southern Co. (The)				1,600		54,320
Wisconsin Energy Corp.				1,600		58,080
						676,410
ENERGY EQUIPMENT & SERVICES --		0.57%
Schlumberger Ltd.				1,200		82,044
Weatherford International Ltd. *				1,800		94,626
						176,670
FOOD PRODUCTS --		2.39%
ConAgra Foods, Inc.				6,100		159,515
H.J. Heinz Co.				2,600		94,562
McCormick & Co., Inc.				5,700		192,888
Sara Lee Corp.				7,200		146,088
Sensient Technologies Corp.				7,400		150,590
						743,643
FOOD & DRUG RETAILING --		1.41%
Wal-Mart Stores, Inc.				9,300		439,239

HEALTH CARE EQUIPMENT & SUPPLIES --		0.60%
Beckman Coulter, Inc.				2,400		168,144
Zimmer Holdings, Inc. *				260		19,911
						188,055
HEALTH CARE PROVIDERS & SERVICES --		0.31%
Health Management Associates, Inc. (Class A)				3,800		95,836

HOTELS, RESTAURANTS & LEISURE --		0.67%
Starwood Hotels & Resorts Worldwide, Inc.				3,700		207,089

HOUSEHOLD DURABLES --		0.77%
Newell Rubbermaid Inc.				3,800		86,602
Stanley Works (The)				3,400		151,674
						238,276
HOUSEHOLD PRODUCTS --		1.73%
Kimberly-Clark Corp.				2,200		141,526
Procter & Gamble Co.				7,200		397,080
						538,606
INDUSTRIAL CONGLOMERATES --		2.98%
3M Co.				1,900		145,635
General Electric Co.				21,400		780,672
						926,307
INSURANCE --		3.21%
Allstate Corp. (The)				2,300		133,860
American International Group, Inc.				5,731		318,357
Marsh & McLennan Co., Inc.				3,400		98,736
Prudential Financial, Inc.				3,900		246,909
St. Paul Travelers Companies, Inc. (The)				5,254		199,022
						996,884
IT CONSULTING & SERVICES --		0.27%
SunGard Data Systems Inc. *				2,400		83,304

LEISURE EQUIPMENT & PRODUCTS --		0.65%
Brunswick Corp.				4,700		202,288

MACHINERY --		1.41%
Danaher Corp.				4,000		220,520
Illinois Tool Works Inc.				1,400		118,202
Ingersoll-Rand Co. (Class A)				1,300		100,633
						439,355
MEDIA --		2.75%
Comcast Corp. (Special Class A ) *				2,000		63,280
Comcast Corp. (Class A ) *				3,500		112,700
News Corp (Class A)				6,100		98,393
Time Warner Inc. *				9,000		156,600
Viacom Inc. (Class B)				4,000		137,160
Walt Disney Co. (The)				10,400		285,376
						853,509
METALS & MINING --		0.27%
Alcoa Inc.				3,100		84,010

MULTI-LINE RETAIL --		0.85%
J.C. Penney Co., Inc				2,200		109,472
Kohl's Corp. *				1,000		48,690
Target Corp.				2,000		107,400
						265,562
OIL & GAS --		5.43%
Anadarko Petroleum Corp.				1,800		136,260
BP PLC ADR				5,092		306,538
ChevronTexaco Corp.				5,200		279,656
Exxon Mobil Corp.				13,000		730,600
Unocal Corp.				4,100		233,659
						1,686,713
PAPER & FOREST PRODUCTS --		0.13%
International Paper Co.				1,200		38,652
Neenah Paper, Inc.				66		1,975
						40,627
PERSONAL PRODUCTS --		0.41%
Gillette Co.				2,400		126,576

PHARMACEUTICALS --		6.94%
Abbott Laboratories				4,200		202,608
Allergan, Inc.				1,700		131,427
Bristol-Myers Squibb Co.				5,800		147,088
Hospira, Inc. *				420		15,994
Johnson & Johnson				9,200		617,320
Merck & Co., Inc.				5,300		171,932
Pfizer Inc.				21,555		601,385
Watson Pharmaceuticals, Inc. *				4,400		132,264
Wyeth				3,100		134,447
						2,154,465
SEMICONDUCTOR EQUIPMENT & PRODUCTS --		1.75%
Intel Corp.				13,000		350,090
Linear Technology Corp.				1,500		56,205
Texas Instruments Inc.				2,300		63,572
Xilinx, Inc.				2,700		74,925
						544,792
SOFTWARE --		2.65%
Electronic Arts Inc. *				1,500		78,810
Microsoft Corp.				23,300		601,140
Oracle Corp. *				11,100		142,302
						822,252
SPECIALTY RETAIL --		1.39%
Best Buy Co., Inc.				2,000		108,860
Limited Brands, Inc.				7,600		156,332
Lowe's Companies, Inc.				2,900		165,909
						431,101
WIRELESS TELECOMMUNICATION SERVICES --		0.80%
Nextel Communications, Inc. (Class A) *				3,600		108,648
Vodafone Group PLC ADR				5,500		138,490
						247,138

			TOTAL COMMON STOCK --	66.32%
				(Cost $17,028,021)		20,602,154

				Face
BONDS AND NOTES				Amount

AUTO COMPONENTS --		1.58%
Cooper Tire & Rubber Co., 7.75%, 12/15/09				$ 450,000		490,127

BANKS --		2.52%
Royal Bk. of Scotland GRP PLC, yankee bond, 6.40%, 04/01/09				500,000		536,588
Washington Mutual Inc., 4.2%, 01/15/10				250,000		246,596
						783,184
DIVERSIFIED FINANCIALS --		4.61%
General Electric Capital Corp., 3.75%, 12/15/09				350,000		342,792
JPMorgan Chase & Co., Inc., 6.00%, 01/15/09				500,000		528,287
Weingarten Realty Investors, 7.35%, 07/20/09				500,000		560,243
						1,431,322
DIVERSIFIED TELECOMMUNICATION SERVICES --		1.00%
SBC Communications Capital Corp., 7.11%, 08/14/06				300,000		310,012

ELECTRONIC EQUIPMENT & INSTRUMENTS --		2.03%
Koninklijke Philips Elec., yankee bond, 8.375%, 09/15/06				600,000		631,565

INSURANCE --		1.86%
Money Group Inc. (The), 8.35%, 03/15/10				500,000		579,631

TRANSPORTATION INFRASTRUCTURE --		1.52%
Hertz Corp., 7.40%, 03/01/11				455,000		473,368

U S GOVERNMENT AGENCY SECURITIES --		12.46%
Federal Farm Credit Bank
4.70%, 10/06/08				400,000		403,323
Federal Farm Credit Bank
4.15%, 11/30/09				350,000		349,044
Federal Home Loan Bank,
2.45%, 03/23/07				1,500,000		1,467,283
Federal Home Loan Bank,
4.27%, 04/20/07				500,000		500,692
Federal Home Loan Bank,
5.05%, 10/21/09				360,000		360,785
Federal Home Loan Bank,
4.4%, 12/28/09				750,000		744,788
Federal Home Loan Mortgage Corp.,
Pool #284839, 8.50%, 01/01/17				9,751		10,570
Federal National Mortgage Association,
Pool #048974, 8.00%, 06/01/17				30,883		33,320
						3,869,805

			TOTAL BONDS AND NOTES --	27.58%
				(Cost $8,268,347)		8,569,014

MONEY MARKET FUNDS				Shares
SM&R Money Market Fund, 2.49% (a)				4,911		4,911

			TOTAL MONEY MARKET FUNDS --	0.02%
				(Cost $4,911)		4,911

COMMERCIAL PAPER				Face
				Amount
ELECTRIC UTILITIES --		2.21%
Empire District Electric Co., 3.15%, 06/01/05				$ 687,000		687,000

GAS --		2.43%
Consolidated Natural Gas, 3.08%, 06/02/05				755,000		754,935

HEALTH CARE EQUIPMENT & SUPPLIES --		1.03%
Baxter International, 3.05%, 06/03/05				320,000		319,946

			TOTAL COMMERCIAL PAPER --	5.67%
				(Cost $1,761,881)		1,761,881

			TOTAL INVESTMENTS --	99.59%
				(Cost $27,063,160)		30,937,960

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.41%		125,937

			NET ASSETS --	100.00%		$ 31,063,897

ABBREVIATIONS
ADR - American Depository Receipt
* - Non-income producing securities

Note to Schedule of Investments

(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R GOVERNMENT BOND FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
			Date	Rate (%)	Amount
CORPORATE BONDS
DIVERSIFIED FINANCIALS --		1.92%
MBNA Master Credit Card Trust			02/15/12	7.000	$ 500,000	$ 556,042

METALS & MINING --		3.82%
Carpenter Technology Corp.			05/15/13	6.625	1,000,000	1,105,983

			TOTAL CORPORATE BONDS --	5.74%
				(Cost $1,514,049)		1,662,025
U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		47.11%
Federal Home Loan Bank (a)			10/25/05	6.230	150,000	151,729
Federal Home Loan Bank (a)			03/06/06	5.125	2,000,000	2,023,170
Federal Home Loan Bank (a)			03/15/06	2.500	1,600,000	1,586,651
Federal Home Loan Mortgage Corp. (a)			08/01/05	6.750	165,000	165,935
Federal Home Loan Mortgage Corp. (a)			09/15/05	2.875	500,000	499,191
Federal Home Loan Mortgage Corp. (a)			11/15/05	2.125	1,990,000	1,978,484
Federal Home Loan Mortgage Corp.			03/15/07	4.875	1,600,000	1,630,650
Federal Home Loan Mortgage Corp.			03/16/07	2.700	900,000	882,448
Federal Home Loan Mortgage Corp.			08/03/07	3.750	500,000	499,162
Federal Home Loan Mortgage Corp.			09/15/07	3.500	581,000	577,830
Federal Home Loan Mortgage Corp.			10/11/12	4.750	1,550,000	1,552,358
Federal National Mortgage Assoc.			02/01/11	6.250	1,850,000	2,021,441
FHLMC, Series 1205-G			03/15/07	7.000	47,333	47,273
Private Export Funding			01/15/10	7.200	15,000	16,977
						13,633,299
U S GOVERNMENT SECURITIES --		45.27%
U S Treasury Bond (a)			02/28/06	1.625	2,000,000	1,975,312
U S Treasury Note (a)			05/15/06	6.875	1,120,000	1,156,356
U S Treasury Note			11/15/06	2.625	2,800,000	2,764,126
U S Treasury Note			02/15/08	3.000	2,000,000	1,967,890
U S Treasury Note			05/15/08	2.625	700,000	680,258
U S Treasury Note			05/15/08	5.625	500,000	527,539
U S Treasury Note			05/15/14	4.750	1,319,000	1,393,915
U S Treasury Note			08/15/14	4.250	2,000,000	2,037,890
U S Treasury Note			02/15/15	4.000	600,000	598,594
						13,101,880

			TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --	92.38%
				(Cost $26,956,243)		26,735,179

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		1.26%
Federal Home Loan Mortgage Corp.			06/14/05	2.950	164,000	163,825
Federal National Mortgage Assoc.			06/06/05	2.940	200,000	199,918
			TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --	1.26%
				(Cost $363,743)		363,743

					Shares
MONEY MARKET FUNDS		0.29%
SM&R Money Market Fund, 2.49% (a)					84,219	84,219

			TOTAL MONEY MARKET FUNDS --	0.29%
				(Cost $84,219)		84,219

			TOTAL INVESTMENTS --	99.67%
				(Cost $28,918,254)		28,845,166

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.33%		94,322

			NET ASSETS --	100.00%		$ 28,939,488

Notes to Schedule of Investments

(a) Long term obligations that will mature in less than one year.
(b) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R TAX FREE FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

				Interest/
MUNICIPAL BONDS			Maturity	Stated	Face	Value
Rating (a)			Date	Rate (%)	Amount

	ALABAMA --	1.29%
Aaa/AAA	Alabama Drinking Water Financing Authority, Revolving Fund Loan, Series A - Revenue Bond		08/15/16	4.000	$ 180,000	$ 182,347

	CALIFORNIA --	0.18%
A3/A	California State - General Obligation Bonds Unlimited		06/01/11	5.250	25,000	25,806

	FLORIDA --	9.21%
Aaa/AAA	Dade County, Florida Water & Sewer System -Revenue Bonds		10/01/16	5.375	400,000	428,136
Aaa/AAA	Miami-Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	413,520
Aaa/AAA	Miami-Dade County, Florida Expressway Authority, Toll System - Revenue Bonds		07/01/29	6.375	400,000	461,924
						1,303,580
	ILLINOIS --	8.10%
Aaa/AAA	Chicago, Illinois - General Obligation Bonds Unlimited		01/01/25	5.125	100,000	103,084
Aaa/AAA	Chicago, Illinois-Park District - General Obligation Bonds Unlimited, Series C		01/01/16	4.850	230,000	239,577
Aaa/AAA	Regional Transportation Authority of Illinois - Revenue Bonds, Refunding MBIA		06/01/18	5.500	200,000	204,000
Aaa/NR	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	183,474
Aaa/NR	State of Illinois-Build Illinois Bonds, Sales Tax -Revenue Bonds, Series V		06/15/17	6.375	200,000	204,274
Aaa/AAA	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	211,840
						1,146,249
	INDIANA --	4.18%
Aaa/AAA	Aurora, Indiana-Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	432,163
Aaa/AAA	South Bend, Indiana-Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	159,723
						591,886
	LOUISIANA --	8.43%
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Series C		07/01/19	5.000	400,000	420,136
Aaa/AAA	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	204,160
Aaa/AAA	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	316,557
Ba2/NR	Plaquemines, Louisiana-Port, Harbor & Terminal District, Marine Terminal Facilities - Revenue Bonds		09/01/07	5.000	250,000	252,030
						1,192,883
	MASSACHUSETTS --	3.32%
Aaa/AAA	Massachusetts State Water Revenues Authority - General Purpose, Series A		11/01/21	5.500	450,000	470,480

	MISSISSIPPI --	3.78%
NR/AAA	Greenville Mississippi Public School District - General Obligation Unlimited		12/15/11	3.250	205,000	204,567
Aaa/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bond		11/01/10	4.500	310,000	330,525
						535,092
	NEW MEXICO --	0.71%
Aaa/AAA	Central Consolidated School District No.22 San Juan County New Mexico - General Obligation School Building Bonds		08/15/09	5.300	100,000	100,511

	NEW YORK --	8.41%
Aaa/AAA	New York City, New York - General Obligation Bonds Unlimited, Series J		02/15/07	5.000	100,000	102,986
A2/A	New York City, New York - General Obligation Bonds Unlimited, Series J		08/01/18	5.000	200,000	209,106
Aa2/AA+	New York City, New York - Transitional Financial Authority Revenue Bonds, Series C		05/01/19	5.000	250,000	266,832
Aaa/AAA	New York-State Tollway Authority - Highway & Bridge Revenue Bonds, Series B		04/01/10	3.850	200,000	206,724
Aa3/AA-	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Series B		01/01/27	5.200	350,000	403,774
						1,189,422
	OHIO --	2.95%
Aaa/AAA	Franklin County, Ohio - General Obligation Bonds Limited		12/01/08	5.100	300,000	312,381
Aaa/AAA	Franklin County, Ohio - General Obligation Bonds Limited		12/01/11	5.300	100,000	104,415
						416,796
	OKLAHOMA --	0.11%
Aaa/NR	Oklahoma Housing Finance Agency - Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 1994 Series A-1 (b)		09/01/07	6.250	15,000	15,317

	TEXAS --	37.01%
Aaa/AAA	Aransas County, Texas - Correctional Facility Improvements General Obligation Bonds Limited		02/15/13	3.875	250,000	255,935
Aaa/AAA	Austin, Texas-Community College District - Revenue Bonds		02/01/10	4.000	100,000	103,549
Aaa/AAA	Austin, Texas-Independent School District - General Obligation Bonds Unlimited Series A		08/01/12	3.750	150,000	153,337
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	207,162
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	67,431
Aaa/AAA	Collin County, Texas-Community College District, Consolidated Fund - Revenue Bonds		02/01/15	5.250	400,000	413,648
Aaa/AAA	Dallas-Fort Worth International Airport-Dallas-Fort Worth Regional Airport - Joint Revenue Refunding Bonds, Series 1994A		11/01/10	6.000	100,000	100,241
Aaa/AAA	Dallas, Texas-Independent School District - General Obligation Bonds Unlimited		02/15/09	4.200	100,000	104,050
Aaa/AAA	El Paso, Texas-Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	270,737
Aaa/A+	Flower Mound, Texas-Refunding and Improvement - General Obligation Bonds Unlimited		03/01/17	5.500	200,000	207,930
Aaa/NR	Galveston County, Texas-Public Improvements - General Obligation Bonds Unlimited		02/01/10	4.300	25,000	26,210
Aaa/NR	Galveston County, Texas-Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	132,027
Aaa/AAA	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	259,863
Aaa/AAA	League City, Texas-Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	107,285
Aaa/AAA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	278,497
Aaa/AAA	Lubbock, Texas-Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	255,675
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	202,324
Aaa/AAA	Montgomery County, Texas - Public Improvement General Obligation Bonds Limited		03/01/12	4.000	250,000	258,725
Aaa/AAA	Rockwell, Texas-Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	117,363
Aaa/AAA	Round Rock, Texas-Independent School District Refunding and Improvement - General Obligation Bonds Unlimited		08/01/11	4.400	250,000	260,337
Aaa/AAA	San Antonio, Texas-River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	101,869
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health
	System), Series 1994 (c)		09/01/14	6.000	200,000	234,558
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	270,783
Aaa/AAA	Texas Turnpike Authority-Dallas North Tollway System - Revenue Bonds, Series 1995 (President George Bush Turnpike)		01/01/15	5.400	100,000	103,453
Aaa/AAA	University of Texas Permanent University Fund -Revenue Bonds, Prerefunded, Series A To 07/01/11		07/01/13	6.250	45,000	52,315
Aaa/AAA	University of Texas Permanent University Fund -Revenue Bonds, Prerefunded, Series A To 01/01/12		07/01/13	6.250	55,000	64,529
Aaa/AAA	University of Texas Permanent University Fund -Revenue Bonds, Prerefunded, Series A To 01/01/13		07/01/13	6.250	55,000	65,480
Aaa/AAA	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	252,175
Aaa/NR	Weslaco, Texas Independent School District - General Obligation Bonds		02/15/13	5.650	100,000	101,891
Aaa/AAA	West University Place, Texas - General Obligation Bonds Limited, Permanent Improvement		02/01/14	5.650	100,000	101,858
NR/AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	105,066
						5,236,303
	UTAH --	0.18%
Aaa/AA	Utah Housing Finance Agency - Single Family Mortgage Bonds, 1995 Issue A, (Federally Insured or Guaranteed Mortgage Loans) (b)		07/01/12	7.150	5,000	5,108
Aaa/NR	Utah State Housing Financial Agency - Single Family Mortgage Bonds, Series F1		07/01/13	6.000	5,000	5,055
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (b)		07/01/21	6.000	15,000	15,019
						25,182
	WASHINGTON --	5.20%
Aaa/AAA	Seattle, Washington-Municipal Light & Power -Revenue Bonds, Series B		06/01/24	5.000	100,000	105,050
Aa1/AA	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	339,117
Aa2/NR	Tumwater, Washington-Office Building - Revenue Bonds		07/01/15	5.250	240,000	265,349
Aaa/AAA	Washington State Public Power Supply System Nuclear Project Number 1 - Refunding Revenue Bonds, Series C		07/01/10	5.500	25,000	26,167
						735,683

			TOTAL MUNICIPAL BONDS --	93.06%
				(Cost $12,551,852)		13,167,537

U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		5.83%
Federal Home Loan Bank			06/01/05	2.940	425,000	425,000
Federal National Mortgage Assoc.			06/06/05	2.940	400,000	399,837

			TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --	5.83%
				(Cost $824,837)		824,837

MONEY MARKET FUNDS					Shares
SM&R Money Market Fund, 2.49% (a)					9,057	9,057

			TOTAL MONEY MARKET FUNDS --	0.06%
				(Cost $9,057)		9,057

			TOTAL INVESTMENTS --	98.95%
				(Cost $13,385,746)		14,001,431

			CASH AND OTHER ASSETS, LESS LIABILITIES --	1.05%		147,998

			TOTAL NET ASSETS --	100.00%		$ 14,149,429

Notes to Schedule of Investments

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.
(b) Security subject to the alternative minimum tax.
(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.
(d) The rate quoted is the annualized seven-day yield of the fund at May 31, 2005. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to schedule of quarterly portfolio holdings.

SM&R PRIMARY FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

				Interest/
			Maturity	Stated	Face
			Date	Rate (%)	Amount	Value
COMMERCIAL PAPER
CHEMICALS --		4.26%
E.I. du Pont de Nemours and Co.			06/24/05	2.980	$ 1,135,000	$ 1,132,839

CONTAINERS & PACKAGING --		3.97%
Bemis Co.			06/06/05	3.030	1,054,000	1,053,555

DISTRIBUTORS --		3.69%
Deluxe Corp.			06/23/05	3.070	983,000	981,154

DIVERSIFIED FINANCIALS --		6.05%
John Deere Capital Corp.			06/27/05	3.090	948,000	945,883
Textron Financial Corp.			06/14/05	3.060	662,000	661,268
						1,607,151
ELECTRIC UTILITIES --		11.96%
Empire District Electric Co.			06/16/05	3.100	1,127,000	1,125,543
Hawaiian Electric Industries			06/15/05	3.080	1,029,000	1,027,766
Idacorp, Inc.			06/09/05	3.060	1,025,000	1,024,302
						3,177,611
ENERGY EQUIPMENT & SERVICES --		4.01%
Eaton Corp.			07/06/05	3.100	1,068,000	1,064,776

FOOD PRODUCTS --		4.39%
Kraft Foods Inc.			06/10/05	3.050	1,168,000	1,167,108

GAS --		3.74%
Consolidated Natural Gas			06/02/05	2.990	995,000	994,917

HEALTH CARE PROVIDERS & SERVICES --		3.86%
St. Jude Medical Inc.			06/08/05	3.090	1,025,000	1,024,383

HOUSEHOLD DURABLES --		3.17%
Fortune Brands Inc.			07/08/05	3.150	845,000	842,263

HOUSEHOLD PRODUCTS --		4.78%
Clorox Co.			06/17/05	3.070	1,272,000	1,270,263

INSURANCE --		4.36%
Hartford Financial Services			06/07/05	3.090	1,159,000	1,158,402

IT CONSULTING & SERVICES --		3.89%
Time Warner Cable Inc.			06/13/05	3.080	1,035,000	1,033,936

LEISURE EQUIPMENT & PRODUCTS --		4.91%
Mattel Inc.			06/28/05	3.100	1,309,000	1,305,944

METALS & MINING --		3.74%
Alcoa Inc.			06/22/05	3.040	996,000	994,232

OIL & GAS --		4.52%
Oneok Inc.			06/01/05	3.060	1,200,000	1,200,000

REAL ESTATE --		3.87%
Cendant Corp.			06/03/05	3.000	1,029,000	1,028,828

ROAD & RAIL --		4.79%
Ryder System Inc.			06/21/05	3.080	1,274,000	1,271,817

SPECIALTY RETAIL --		2.85%
AutoZone Inc.			06/20/05	3.080	758,000	756,767

			TOTAL COMMERCIAL PAPER --	86.81%
				(Cost $23,065,946)		23,065,946

CORPORATE BONDS
BUILDING PRODUCTS --		1.41%
Armstrong Holdings Inc. (a)			08/15/03	6.350	500,000	375,000

DIVERSIFIED FINANCIALS --		1.92%
JPMorgan Chase & Co.			08/15/06	5.625	500,000	510,251

DIVERSIFIED TELECOMMUNICATION SERVICES --		3.89%
SBC Communications Capital Corp.			08/14/06	7.110	1,000,000	1,033,373

			TOTAL CORPORATE BONDS --	7.22%
				(Cost $2,062,956)		1,918,624

U S GOVERNMENT AGENCY and
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		1.87%
Federal Home Loan Bank			06/21/07	3.870	500,000	496,183

U S GOVERNMENT SECURITIES --		4.23%
U S Treasury Bond			02/15/29	5.250	1,000,000	1,123,398

			TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES --	6.10%
				(Cost $1,389,645)		1,619,581

			TOTAL INVESTMENTS --	100.13%
				(Cost $26,518,547)		26,604,151

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.13)%		(35,075)

			TOTAL NET ASSETS --	100.00%		$ 26,569,076

Notes to Schedule of Investments

(a) Security is in default of interest. On February 24, 2005, a U.S. District Court Judge issued a ruling finding that Armstrong World Industries, Inc.'s Plan of Reorganization in its Chapter 11 case from the U.S. Bankruptcy Court in Wilmington, Delaware was not confirmable. On April 25, 2005 Armstrong's Attorney advised the Court that Armstrong was pursuing an appeal of the Judge's decision.

See notes to schedule of quarterly portfolio holdings.

SM&R MONEY MARKET FUND
Quarterly Schedule of Portfolio Holdings

SCHEDULE OF INVESTMENTS		May 31, 2005				(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
COMMERCIAL PAPER			Date	Rate (%)	Amount

AUTOMOBILES --		4.57%
Dollar Thrifty Funding			07/06/05	3.100	$ 3,938,000	$ 3,926,125

DIVERSIFIED FINANCIALS --		3.45%
Natural Rural Utilities			06/28/05	3.020	2,972,000	2,965,264

INSURANCE --		4.97%
Alfa Corp.			06/01/05	3.000	4,270,000	4,270,000

			TOTAL COMMERCIAL PAPER --	12.99%
				(Cost $11,161,389)		11,161,389
U S GOVERNMENT AND AGENCY
SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES --		87.19%
Federal Farm Credit Bank			06/02/05	2.920	7,495,000	7,494,391
Federal Home Loan Bank			06/03/05	2.900	9,019,000	9,017,544
Federal Home Loan Bank			06/06/05	2.940	5,475,000	5,472,762
Federal Home Loan Bank			06/08/05	2.930	5,703,000	5,699,748
Federal Home Loan Bank			06/09/05	2.930	8,455,000	8,449,491
Federal Home Loan Bank			06/24/05	2.960	6,845,000	6,832,050
Federal Home Loan Mortgage Corp.			06/07/05	2.910	4,714,000	4,711,710
Federal Home Loan Mortgage Corp.			06/15/05	2.960	7,368,000	7,359,512
Federal Home Loan Mortgage Corp.			06/29/05	2.960	6,273,000	6,258,543
Federal Home Loan Mortgage Corp.			06/30/05	2.960	8,480,000	8,459,757
Federal National Mortgage Assoc.			07/01/05	2.950	5,160,000	5,147,314

			TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS --	87.19%
				(Cost $74,902,822)		74,902,822

			TOTAL INVESTMENTS --	100.18%
				(Cost $86,064,211)		86,064,211

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.18)%		(155,291)

			TOTAL NET ASSETS --	100.00%		$ 85,908,920

See notes to schedule of quarterly portfolio holdings.

SM&R INVESTMENTS, INC.
NOTES TO SCHEDULE OF QUARTERLY PORTFOLIO HOLDINGS
May 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The SM&R Investments, Inc. (the Company), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund (Alger Technology Fund), SM&R Alger Aggressive Growth Fund (Alger Aggressive Growth Fund), SM&R Alger Small-Cap Fund (Alger Small-Cap Fund), SM&R Alger Growth Fund (Alger Growth Fund), SM&R Growth Fund (Growth Fund), SM&R Equity Income Fund (Equity Income Fund), SM&R Balanced Fund (Balanced Fund), SM&R Government Bond Fund (Government Bond Fund), SM&R Tax Free Fund (Tax Free Fund), SM&R Primary Fund (Primary Fund) and SM&R Money Market Fund (Money Market Fund). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the Fixed Income Funds, while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the Equity Funds.

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value. Investments in affiliated money market funds are valued at the end of the day net asset value per share.

Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUNDS

The Company has received an exemptive order issued by the Securities and Exchange Commission allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefor considered to be affiliated. The transactions in investments in the affiliated money market for the quarter ended May 31, 2005 were:

Purchases						$ 3,893,646
Sales						$ 3,934,185

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments for the quarter ended May 31, 2005, other than commercial paper, were as follows:

				Purchases		Sales

Alger Technology Fund				$ 644,871		$ 615,884
Alger Aggressive Growth Fund				$ 551,311		$ 551,762
Alger Small-Cap Fund				$ 373,272		$ 385,647
Alger Growth Fund				$ 1,915,292		$ 1,887,507
Growth Fund				$ 18,537,722		$ 18,837,807
Equity Income Fund				$ 13,148,462		$ 13,198,482
Balanced Fund				$ 4,308,116		$ 2,854,874
Government Bond Fund				$ 5,742,622		$ 4,281,931
Tax Free Fund				$ -		$ -
Primary Fund				$ -		$ -

Gross unrealized appreciation and depreciation as of May 31, 2005, is as follows:

				Appreciation		Depreciation

Alger Technology Fund				$ 98,936		$ 23,924
Alger Aggressive Growth Fund				$ 225,576		$ 31,082
Alger Small-Cap Fund				$ 244,764		$ 62,212
Alger Growth Fund				$ 204,584		$ 37,582
Growth Fund				$ 30,200,695		$ 3,173,452
Equity Income Fund				$ 27,249,000		$ 10,473,129
Balanced Fund				$ 4,634,485		$ 759,685
Government Bond Fund				$ 232,536		$ 305,624
Tax Free Fund				$ 619,212		$ 3,527
Primary Fund				$ 233,753		$ 148,149

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.